ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Receivables [Abstract]
Notes receivable	$ 54,830	$ 27,059
Accounts receivable	342,862	257,008
Allowance for credit losses	(66,839)	(41,618)
Accounts receivable and Notes receivable, net	$ 330,853	$ 242,449